United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—49.0%
		Australian Dollar—0.4%
		Sovereign—0.4%
$47,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$39,294
		British Pound—5.5%
		Sovereign—5.5%
164,000		United Kingdom, Government of, 1.75%, 9/7/2022	255,901
172,500		United Kingdom, Government of, 4.75%, 3/7/2020	311,215
		TOTAL	567,116
		Canadian Dollar—0.9%
		Sovereign—0.9%
107,000		Canada, Government of, Bond, 4.00%, 6/1/2016	89,345
		Danish Krone—0.5%
		Sovereign—0.5%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	47,472
		Euro—27.6%
		Brewing—1.6%
125,000		Heineken NV, Series EMTN, 2.875%, 8/4/2025	164,910
		Sovereign—26.0%
37,000	[1,2]	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	51,735
90,000		Bonos Y Oblig Del Estado, 3.25%, 4/30/2016	104,354
255,000	[1,2]	Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 2.75%, 10/31/2024	323,488
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	127,081
100,000		Buoni Poliennali Del Tes, 2.50%, 5/1/2019	121,161
34,000		Buoni Poliennali Del Tes, 3.75%, 5/1/2021	44,624
583,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	821,276
100,000		Buoni Poliennali Del Tes, 5.00%, 8/1/2039	169,828
183,000		France, Government of, Bond, 3.50%, 4/25/2026	266,287
300,000		Germany, Government of, 1.75%, 2/15/2024	380,967
45,000		Germany, Government of, Bond, 3.25%, 7/4/2015	50,938
140,000		Spain, Government of, 3.80%, 1/31/2017	167,507
50,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	57,107
		TOTAL	2,851,263
		Japanese Yen—8.8%
		Banking—0.7%
7,000,000		KFW, 2.05%, 2/16/2026	69,583
		Sovereign—8.1%
20,750,000		Japan, Government of, 0.40%, 6/20/2015	173,668
20,400,000		Japan, Government of, 1.30%, 3/20/2021	183,046
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	279,789
20,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	198,861
		TOTAL	904,947
		Swedish Krona—5.3%
		Sovereign—5.3%
260,000		Sweden, Government of, 3.00%, 7/12/2016	32,511

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Sovereign—continued
$3,400,000		Sweden, Government of, Unsecd. Note, 5.00%, 12/1/2020	$519,484
		TOTAL	551,995
		TOTAL BONDS (IDENTIFIED COST $5,463,465)	5,051,432
		PURCHASED PUT OPTION—0.0%
1,068,000		BOA CAD PUT NOK CALL 3/4/15 (IDENTIFIED COST $2,029 )	4
		INVESTMENT COMPANY—50.0%
148,062	[3]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $5,805,921 )	5,163,494
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $11,271,415)[4]	10,214,930
		OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	99,557
		TOTAL NET ASSETS—100%	$10,314,487
The average notional value of purchased options held by the Fund throughout the fiscal period was $651. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/30/2015	JPMorgan	326,400 EUR	$386,160	$(20,757)
3/30/2015	JPMorgan	666,667 NOK	684,469 SEK	$4,755
3/30/2015	JPMorgan	666,667 NOK	682,487 SEK	$4,993
3/30/2015	JPMorgan	666,667 NOK	682,156 SEK	$5,033
3/30/2015	JPMorgan	$400,000	326,400 EUR	$34,597
3/30/2015	JPMorgan	$500,000	59,786,340 JPY	$(5)
3/30/2015	JPMorgan	$400,000	47,697,096 JPY	$1,100
3/30/2015	JPMorgan	$400,000	47,525,816 JPY	$2,532
3/30/2015	JPMorgan	$200,000	23,553,954 JPY	$3,014
3/30/2015	JPMorgan	$530,000	4,390,970 SEK	$3,135
3/30/2015	Morgan Stanley	215,000 EUR	1,954,204 NOK	$(13,991)
3/30/2015	Morgan Stanley	225,000 EUR	$255,868	$(3,981)
3/30/2015	Morgan Stanley	225,000 EUR	$255,868	$(3,981)
4/15/2015	Bank of America	190,000 CAD	2,265,370 MXN	$629
4/15/2015	Bank of America	190,000 CAD	2,261,475 MXN	$889
4/15/2015	Bank of America	125,000 CAD	1,481,000 MXN	$1,040
4/15/2015	Bank of America	480,000 EUR	$550,925	$(13,468)
4/15/2015	Bank of America	530,000 NZD	47,427,050 JPY	$2,267
4/15/2015	Bank of America	3,400,000 SEK	48,220,160 JPY	$4,664
4/15/2015	Bank of America	$555,000	8,226,488 MXN	$5,731
4/15/2015	Barclays	380,000 CAD	2,314,941 NOK	$2,175
4/15/2015	Barclays	110,000 EUR	173,894 SGD	$(4,270)
4/15/2015	Barclays	875,000 EUR	$991,778	$(12,038)
4/15/2015	BNY Mellon	300,000 EUR	40,215,900 JPY	$(496)
4/15/2015	BNY Mellon	$400,000	4,667,490 ZAR	$3,090
4/15/2015	JPMorgan	500,000 AUD	522,675 NZD	$(3,878)
4/15/2015	JPMorgan	340,000 EUR	260,804 GBP	$(21,807)
4/15/2015	JPMorgan	170,000 EUR	22,714,341 JPY	$344
4/15/2015	JPMorgan	440,000 EUR	$521,110	$(28,441)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
4/15/2015	JPMorgan	348,561 EUR	$394,932	$(4,647)
4/15/2015	JPMorgan	267,000 EUR	$305,510	$(6,549)
4/15/2015	JPMorgan	172,500 EUR	$196,453	$(3,304)
4/15/2015	JPMorgan	260,000 GBP	$392,650	$8,616
4/15/2015	JPMorgan	200,000 GBP	$308,141	$525
4/15/2015	JPMorgan	200,000 GBP	$310,865	$(2,199)
4/15/2015	JPMorgan	665,000 NZD	$497,932	$2,693
4/15/2015	JPMorgan	332,500 NZD	$248,551	$1,762
4/15/2015	JPMorgan	332,500 NZD	$248,551	$1,762
4/15/2015	JPMorgan	231,496 SGD	20,121,684 JPY	$1,333
4/15/2015	JPMorgan	$340,000	409,246 CAD	$12,853
4/15/2015	JPMorgan	$300,000	35,078,289 JPY	$6,570
4/15/2015	Morgan Stanley	330,000 AUD	31,460,352 JPY	$(6,029)
4/15/2015	Morgan Stanley	640,000 AUD	$499,885	$(1,194)
4/15/2015	Morgan Stanley	1,250,000 SEK	17,803,575 JPY	$1,083
4/15/2015	Morgan Stanley	1,250,000 SEK	17,774,825 JPY	$1,323
4/15/2015	Morgan Stanley	237,504 SGD	20,624,842 JPY	$1,527
4/15/2015	Morgan Stanley	231,000 SGD	19,984,965 JPY	$2,114
4/15/2015	Morgan Stanley	$500,000	59,437,500 JPY	$2,804
4/15/2015	Morgan Stanley	$500,000	678,140 SGD	$3,026
Contracts Sold:
3/30/2015	JPMorgan	230,000 EUR	329,856 AUD	$(246)
3/30/2015	JPMorgan	880,000 EUR	$995,426	$10,271
3/30/2015	JPMorgan	520,000 EUR	$586,891	$4,754
3/30/2015	JPMorgan	666,667 NOK	691,233 SEK	$(3,944)
3/30/2015	JPMorgan	666,667 NOK	691,233 SEK	$(3,944)
3/30/2015	JPMorgan	666,667 NOK	691,233 SEK	$(3,944)
3/30/2015	JPMorgan	$500,000	59,032,010 JPY	$(6,304)
3/30/2015	JPMorgan	$400,000	47,583,176 JPY	$(2,053)
3/30/2015	JPMorgan	$228,571	26,914,754 JPY	$(3,478)
3/30/2015	JPMorgan	$200,000	23,735,460 JPY	$(1,496)
3/30/2015	JPMorgan	$171,429	20,344,680 JPY	$(1,282)
3/30/2015	JPMorgan	$530,000	4,397,154 SEK	$(2,393)
3/30/2015	Morgan Stanley	215,000 EUR	1,953,211 NOK	$13,862
3/30/2015	Morgan Stanley	225,000 EUR	$255,826	$3,940
3/30/2015	Morgan Stanley	225,000 EUR	$255,953	$4,067
4/15/2015	Bank of America	190,000 CAD	2,264,325 MXN	$(699)
4/15/2015	Bank of America	190,000 CAD	2,264,325 MXN	$(699)
4/15/2015	Bank of America	125,000 CAD	1,470,875 MXN	$(1,716)
4/15/2015	Bank of America	480,000 EUR	$548,755	$11,298
4/15/2015	Bank of America	530,000 NZD	47,109,050 JPY	$(4,927)
4/15/2015	Bank of America	2,286,207 SEK	32,552,660 JPY	$(2,059)
4/15/2015	Bank of America	1,113,793 SEK	15,943,224 JPY	$(298)
4/15/2015	Barclays	380,000 CAD	2,314,086 NOK	$(2,286)
4/15/2015	Barclays	110,000 EUR	175,629 SGD	$5,542
4/15/2015	Barclays	875,000 EUR	$986,895	$7,156
4/15/2015	Barclays	$555,000	8,320,116 MXN	$521
4/15/2015	BNY Mellon	300,000 EUR	40,041,900 JPY	$(960)
4/15/2015	BNY Mellon	$400,000	4,666,880 ZAR	$(3,142)
4/15/2015	HSBC	$340,000	406,912 CAD	$(14,718)
4/15/2015	JPMorgan	250,000 AUD	266,950 NZD	$6,164

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
4/15/2015	JPMorgan	250,000 AUD	263,025 NZD	$3,209
4/15/2015	JPMorgan	340,000 EUR	259,284 GBP	$19,463
4/15/2015	JPMorgan	170,000 EUR	23,115,640 JPY	$3,013
4/15/2015	JPMorgan	440,000 EUR	$525,763	$33,094
4/15/2015	JPMorgan	348,561 EUR	$395,000	$4,715
4/15/2015	JPMorgan	345,000 EUR	$395,811	$9,514
4/15/2015	JPMorgan	267,000 EUR	$302,519	$3,558
4/15/2015	JPMorgan	325,000 GBP	$500,482	$(1,101)
4/15/2015	JPMorgan	260,000 GBP	$394,360	$(6,906)
4/15/2015	JPMorgan	200,000 GBP	$310,648	$1,982
4/15/2015	JPMorgan	200,000 GBP	$307,694	$(972)
4/15/2015	JPMorgan	665,000 NZD	$497,643	$(2,983)
4/15/2015	JPMorgan	332,500 NZD	$247,447	$(2,866)
4/15/2015	JPMorgan	332,500 NZD	$247,214	$(3,099)
4/15/2015	JPMorgan	$125,455	14,691,878 JPY	$(2,557)
4/15/2015	JPMorgan	$98,182	11,541,862 JPY	$(1,634)
4/15/2015	JPMorgan	$76,364	8,947,967 JPY	$(1,514)
4/15/2015	Morgan Stanley	330,000 AUD	31,827,180 JPY	$9,097
4/15/2015	Morgan Stanley	640,000 AUD	$499,021	$330
4/15/2015	Morgan Stanley	1,250,000 SEK	17,774,188 JPY	$(1,328)
4/15/2015	Morgan Stanley	1,250,000 SEK	17,663,875 JPY	$(2,251)
4/15/2015	Morgan Stanley	700,000 SGD	60,617,200 JPY	$(5,930)
4/15/2015	Morgan Stanley	$176,471	21,051,353 JPY	$(376)
4/15/2015	Morgan Stanley	$500,000	4,186,000 SEK	$2,352
4/15/2015	Morgan Stanley	$500,000	677,750 SGD	$(3,312)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$37,427
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $213,714 and $247,719, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $432,330, which represented 4.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2015, these liquid restricted securities amounted to $432,330, which represented 4.2% of total net assets.
3	Affiliated holding.
4	At February 28, 2015, the cost of investments for federal tax purposes was $11,331,174. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $1,116,244. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,854 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,154,098.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Event Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$5,051,432	$—	$5,051,432
Purchased Put Option	4	—	—	4
Investment Company[1]	—	5,163,494[2]	—	5,163,494
TOTAL SECURITIES	$4	$10,214,926	$—	$10,214,930
OTHER FINANCIAL INSTRUMENTS[3]	$—	$37,427	$—	$37,427
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available.
2	Includes $5,242,416 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Advisor determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
ZAR	—South African Rand

Federated Managed Volatility Strategy Portfolio
Portfolio of Investments
February 28, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—14.5%
		Energy—2.0%
690		Valero Energy Corp.	$42,566
		Industrials—1.7%
845		Delta Air Lines, Inc.	37,620
		Information Technology—7.5%
442		Apple, Inc.	56,779
4,229		Brocade Communications Systems, Inc.	52,397
1,279	[1]	Micron Technology, Inc.	39,227
190		Motorola Solutions, Inc.	12,909
		TOTAL	161,312
		Materials—3.3%
70		Ashland, Inc	8,934
1,592		Newmont Mining Corp.	41,917
894		United States Steel Corp.	21,411
		TOTAL	72,262
		TOTAL COMMON STOCKS (IDENTIFIED COST $285,800)	313,760
		PREFERRED STOCKS—29.7%
		Consumer Discretionary—1.9%
1,076	[1,2,3]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 8/20/2015	41,297
		Consumer Staples—1.5%
329		Post Holdings, Inc., Conv, Pfd., 5.25%, 6/1/2017, Annual Dividend $5.25	32,510
		Energy—3.6%
469	[1]	LRCX, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	38,097
453	[1]	SLB, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	38,329
		TOTAL	76,426
		Financials—2.1%
6		Bank of America Corp., Series L, Pfd 7.25%, 12/31/2049, Annual Dividend $72.50	7,020
151		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	7,547
26		Wells Fargo Co, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	31,524
		TOTAL	46,091
		Health Care—3.0%
30	[1]	Actavis PLC, Conv. Pfd., 5.50%, 03/01/2018	30,780
279	[1,2,3]	CELG, Issued by Royal Bank of Canada, ELN, 10.00%, 6/24/2015	33,477
		TOTAL	64,257
		Industrials—4.7%
347		Stanley Black & Decker I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	40,023
975		United Technologies Corp, Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	62,107
		TOTAL	102,130
		Materials—2.8%
809		Alcoa, Inc., Conv. Pfd, Series 1, 5.375%, 10/1/2017, Annual Dividend $2.69	39,156
1,223		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	21,292
		TOTAL	60,448
		Utilities—10.1%
623		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	31,729
926		Dominion Resources, Inc.,Series A Conv. Pfd., 6.375%, 7/1/2017, Annual Dividend $3.19	46,837
532		Dynegy, Inc., Conv. Pfd., Series A, 5.375%, 11/01/2017, Annual Dividend $6.57	53,440
813		Exelon Corp., Conv. Pfd, 6.50%, 06/01/2017, Annual Dividend $3.25	40,325
1

Shares			Value
		PREFERRED STOCKS—continued
		Utilities—continued
108		Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017, Annual Dividend $3.38	$5,862
723	[1]	Nextera Energy, Inc., Conv. Pfd., 5.799%, 9/1/2016, Annual Dividend $2.90	41,240
		TOTAL	219,433
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $633,213)	642,592
		INVESTMENT COMPANIES—54.4%[4]
13,981		Emerging Markets Fixed Income Core Fund	487,558
195,995	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	195,995
76,331		High Yield Bond Portfolio	493,862
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,145,459)	1,177,415
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $2,064,472)[6]	2,133,767
		OTHER ASSETS AND LIABILITIES - NET—1.4%[7]	30,871
		TOTAL NET ASSETS—100%	$2,164,638
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Long Futures	16	$1,682,240	March 2015	$31,276
The average notional value of long and short futures contracts held by the Fund throughout the period was $594,545 and $25,655, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $74,774, which represented 3.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2015, these liquid restricted securities amounted to $74,774, which represented 3.5% of total net assets.
4	Affiliated holdings.
5	7-day net yield.
6	At February 28, 2015, the cost of investments for federal tax purposes was $2,064,472. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $69,295. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $84,287 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,992.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Fed Global”), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA), (collectively the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$313,760	$—	$—	$313,760
Preferred Stocks
Domestic	410,436	210,864	—	621,300
International	21,292	—	—	21,292
Investment Companies[1]	195,995	981,420	—	1,177,415
TOTAL SECURITIES	$941,483	$1,192,284	$—	$2,133,767
OTHER FINANCIAL INSTRUMENTS[2]	$31,276	$—	$—	$31,276
1	Emerging Markets Fixed Income Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ELN	—Equity-Linked Notes
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015